Right-of-use Assets - Summary of Quantitative Information About Right-Of-Use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value	$ 1,609	$ 8,557
Lease modifications and other remeasurements	45	(52)
Depreciation expense	(508)	(1,013)	$ (4,578)
Sold - discontinued operations (note 6)		(5,795)
Effect of foreign exchange differences		(88)
Net book value	1,146	1,609	8,557
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value	1,609	8,086
Lease modifications and other remeasurements	45	3
Depreciation expense	(508)	(906)
Sold - discontinued operations (note 6)		(5,497)
Effect of foreign exchange differences		(77)
Net book value	$ 1,146	1,609	8,086
Production and Laboratory Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value		426
Lease modifications and other remeasurements		(53)
Depreciation expense		(95)
Sold - discontinued operations (note 6)		(272)
Effect of foreign exchange differences		(6)
Net book value			426
Other
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value		45
Lease modifications and other remeasurements		(2)
Depreciation expense		(12)
Sold - discontinued operations (note 6)		(26)
Effect of foreign exchange differences		$ (5)
Net book value			$ 45